SILVER STREAM DERIVATIVE LIABILITY (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
SILVER STREAM DERIVATIVE LIABILITY
Fair value, beginning	$ (13,260)	$ (26,114)
Fair value, beginning	26,114
Advance payment received (Tranche 2) (US$7.5 million)	0		$ (9,808)
Change in fair value during the period	(1,057)	(3,046)
Fair value, ending	(27,171)	(26,114)
Fair value, ending	$ 27,171	$ 26,114